Contracted concessional assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ 8,374,213		$ 8,155,418
Amount of decrease in the contracted concessional assets cost	485,544
Impairment provision based on expected credit losses on contracted concessional financial assets	(20,000)
Impairment loss on contracted concessional financial assets	0	$ 0
Reversal of impairment losses		$ 41,000
Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	842,861		849,149
Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,894		2,941
Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	6,774,448		7,024,789
Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	56,174		56,170
Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	11,248		7,689
Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	686,588		214,680
Cost [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	11,219,230		10,824,037
Cost [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	910,311		936,837
Cost [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	2,894		2,941
Cost [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	9,379,357		9,467,309
Cost [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	67,897		66,230
Cost [Member] | Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	18,331		13,800
Cost [Member] | Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	840,441		336,920
Amortization and Impairment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,845,017)		(2,668,619)
Amortization and Impairment [Member] | Financial assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(67,450)		(87,689)
Amortization and Impairment [Member] | Financial assets under IFRS 16 lessor [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	0		0
Amortization and Impairment [Member] | Intangible assets under IFRIC 12 [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(2,604,909)		(2,442,520)
Amortization and Impairment [Member] | Intangible assets under IFRS 16 lessee [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(11,723)		(10,060)
Amortization and Impairment [Member] | Other intangible assets [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	(7,083)		(6,111)
Amortization and Impairment [Member] | Property, plant and equipment [Member]
Contracted Concessional Assets [Abstract]
Contracted concessional assets	$ (153,853)		$ (122,240)